Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000017156
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017157
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Without Sales Load [Member] | C000017156
Average Annual Return [Line Items]
Average Annual Return, Percent	12.64%	5.84%	9.33%
Without Sales Load [Member] | C000017157
Average Annual Return [Line Items]
Average Annual Return, Percent	12.37%	5.54%	9.03%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
DWS Index: Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
DWS Index: Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%